INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	¥ (2,076,459)		¥ (1,586,868)
Intangible assets, net	1,479,644	$ 208,403	1,665,320
BCA
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,529,525		2,235,457
NCC
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	590,525		580,678
Trademark and domain name
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	340,053		340,053
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 96,000		¥ 96,000